Fair Value Measurements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of gross holding gains and fair value held-to-maturity securities
Held-To-Maturity Securities	Carrying Value at December 31, 2020 (Amortized Cost)	Gross Unrealized Holding Gain	Fair Value - Quoted Prices in Active Markets (Level 1)
U.S. Treasury Bills (mature on February 18, 2021)	$115,019,335	$4,462	$115,024,797

Schedule of warrant liabilities that are measured at fair value on a recurring basis
	December 31, 2020	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Input (Level 3)
Warrant Liabilities – Public Warrants	$5,443,335	$—	$—	$5,443,335
Warrant Liabilities – Private Warrants	$3,597,335	$—	$—	$3,597,335

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – money market fund holding solely U.S. Treasury Securities	$115,000,482	$—	$—	$115,000,482
Liabilities:
Public Warrant liabilities	$5,175,000	$—	$—	$5,175,000
Private Placement Warrant liabilities	—	3,420,000	—	3,420,000
Total Warrant liabilities	$5,175,000	$3,420,000	$—	$8,595,000
	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$115,020,078	$—	$—	$115,020,078
Liabilities:
Public Warrant liabilities	$—	$—	$5,443,335	$5,443,335
Private Placement Warrant liabilities	—	—	3,597,335	3,597,335
Total Warrant liabilities	$—	$—	$9,040,670	$9,040,670

Schedule of quantitative information regarding Level 3 fair value measurements
	At October 19, 2020 (Initial Measurement)	As of December 31, 2020
Stock price	$—	$10.15
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	16.3%	21.2%
Risk-free rate	0.34%	0.34%
Dividend yield	0.0%	0.0%
Probability of completing a Business Combination	70.0%	70.0%

Schedule of changes in fair value of warrant liabilities
	Public	Private Placement	Total Warrant Liabilities
Fair value as of August 11, 2020 (inception)	$—	$—	$—
Initial measurement on October 19, 2020	3,105,000	2,052,000	5,157,000
Change in fair value recognized in earnings	2,338,335	1,545,335	3,883,670
Fair value as of December 31, 2020	$5,443,335	$3,597,335	$9,040,670

	Public Warrants	Private Placement Warrants	Total Warrant Liabilities
Fair value as of December 31, 2020	$5,443,335	$3,597,335	$9,040,670
Transfers to Levels 1 and 2	(5,443,335)	(3,597,335)	(9,040,670)
Fair value as of September 30, 2021	$0	$0	$0